UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                    811-8246

Exact name of registrant as specified in charter:                      Delaware Investments Global Dividend and Income
                                                                       Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2006

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Delaware Investments Global Dividend and Income Fund, Inc.
February 28, 2006

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
Common Stock - 77.25%
Consumer Discretionary -12.18%
@=+oAvado Brands Restricted                                                                                  272     $        3,816
Bayerische Motoren Werke                                                                                   8,600            413,476
DSG International                                                                                         64,900            195,667
Esprit Holdings                                                                                           43,000            328,866
Gap                                                                                                       35,700            661,878
*+Great Wolf Resorts                                                                                      19,000            196,270
Honda Motor                                                                                                5,300            309,601
Kesa Electricals                                                                                         114,400            532,688
+Jameson Inns                                                                                            400,000          1,055,999
*Lagardere Groupe                                                                                          5,900            456,139
Limited Brands                                                                                            28,200            667,494
Mattel                                                                                                    43,300            729,605
*Michelin                                                                                                  6,500            396,547
*Nissan                                                                                                   35,400            406,418
Sony                                                                                                       5,500            257,542
Travis Perkins                                                                                            15,900            413,946
*Volkswagen                                                                                                6,900            483,259
WPP Group                                                                                                 48,900            568,212
+XM Satellite Radio Holdings Class A                                                                         400              8,836
                                                                                                                              -----
                                                                                                                          8,086,259
                                                                                                                          ---------
Consumer Staples - 4.92%
B&G Foods                                                                                                  2,500             37,475
ConAgra Foods                                                                                             31,000            651,929
Heinz (H.J.)                                                                                               8,200            310,534
Kao                                                                                                       16,000            434,637
Kimberly-Clark                                                                                            10,600            627,308
Metro                                                                                                     10,460            557,220
Safeway                                                                                                   26,600            646,646
                                                                                                                            -------
                                                                                                                          3,265,749
                                                                                                                          ---------
Energy - 3.10%
Chevron                                                                                                   11,100            626,928
ConocoPhillips                                                                                            10,800            658,368
*+Petroleum Geo-Services ADR                                                                               1,191             47,045
Total                                                                                                      2,890            726,892
                                                                                                                            -------
                                                                                                                          2,059,233
Financials - 15.62%
Allstate                                                                                                  11,600            635,448
Aon                                                                                                       17,500            693,175
AXA                                                                                                       12,700            449,088
Chubb                                                                                                      6,400            612,800
Dexia                                                                                                     18,100            449,572
Hartford Financial Services Group                                                                          7,300            601,374
HBOS                                                                                                      21,800            406,094
Huntington Bancshares                                                                                     26,500            637,325
ING Groep                                                                                                 15,800            593,908
Kookmin Bank ADR                                                                                           5,800            439,350
Mitsubishi UFJ Financial Group                                                                                33            490,005
Morgan Stanley                                                                                            11,100            662,226
Nordea Bank AB                                                                                            45,300            511,766
Royal & Sun Alliance Insurance Group                                                                     206,000            469,618
Royal Bank of Scotland Group                                                                              16,700            558,778
Standard Chartered                                                                                        19,000            495,748
Wachovia                                                                                                  11,900            667,233
Washington Mutual                                                                                         14,500            619,150
Westpac Banking                                                                                           21,400            373,580
                                                                                                                            -------
                                                                                                                         10,366,238
                                                                                                                         ----------
Health Care - 9.81%
Abbott Laboratories                                                                                       16,000            706,880
Baxter International                                                                                      16,700            632,095
Bristol-Myers Squibb                                                                                      27,400            632,940
Merck & Co                                                                                                19,800            690,228
Novartis                                                                                                   7,800            419,774
Novo-Nordisk                                                                                               7,200            423,260
*Ono Pharmaceutical                                                                                        6,800            304,166
Pfizer                                                                                                    27,000            707,129

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
Sanofi-Aventis                                                                                             5,300            451,202
Stada Arzneimittel                                                                                        11,900            425,615
*Terumo                                                                                                   14,300            436,611
Wyeth                                                                                                     13,700            682,260
                                                                                                                            -------
                                                                                                                          6,512,160
                                                                                                                          ---------
Healthcare REITs - 0.14%
*oMedical Properties Trust                                                                                 9,400             94,000
                                                                                                                             ------
                                                                                                                             94,000
                                                                                                                             ------
Industrial REITs - 1.27%
AMB Property                                                                                              15,700            842,305
                                                                                                                            -------
                                                                                                                            842,305
                                                                                                                            -------
Industrials - 4.80%
*Asahi Glass                                                                                              23,000            324,855
British Airways                                                                                           71,700            412,524
Canadian Pacific Railway                                                                                  10,300            527,299
Compagnie de Saint-Gobain                                                                                  6,800            453,693
*+Foster Wheeler                                                                                           1,769             84,926
Union Pacific                                                                                              7,800            690,690
Waste Management                                                                                          20,800            691,809
                                                                                                                            -------
                                                                                                                          3,185,796
                                                                                                                          ---------
Information Technology - 6.30%
Canon                                                                                                      6,800            424,602
+CGI Group                                                                                                76,600            574,744
Fujitsu                                                                                                   48,000            382,501
Hewlett-Packard                                                                                           22,000            721,820
International Business Machines                                                                            7,700            617,848
Nokia OYJ                                                                                                 25,400            472,681
*+Tandberg ASA                                                                                            44,900            346,162
+Xerox                                                                                                    43,000            640,700
                                                                                                                            -------
                                                                                                                          4,181,058
                                                                                                                          ---------
Lodging/Resort REITs - 0.40%
*Strategic Hotel Capital                                                                                  12,400            267,840
                                                                                                                            -------
                                                                                                                            267,840
                                                                                                                            -------
Mall REITs - 0.50%
Simon Property Group                                                                                       4,000            331,880
                                                                                                                            -------
                                                                                                                            331,880
                                                                                                                            -------
Manufactured Housing REITs - 0.23%
Equity Lifestyle Properties                                                                                3,200            152,608
                                                                                                                            -------
                                                                                                                            152,608
Materials - 3.17%
Alcan Aluminium                                                                                            6,400            279,228
Cemex                                                                                                     63,500            392,835
duPont (E.I.) deNemours                                                                                   14,800            595,551
Lafarge SA                                                                                                 4,440            464,531
Rio Tinto                                                                                                  7,900            371,716
                                                                                                                            -------
                                                                                                                          2,103,861
                                                                                                                          ---------
Mortgage REITs - 6.26%
*American Home Mortgage Investment                                                                        24,000            684,000
*Friedman Billings Ramsey Group Class A                                                                   22,240            221,510
*Gramercy Capital                                                                                         37,900            995,254
JER Investors Trust                                                                                       28,500            498,180
+oKKR Financial                                                                                           24,600            562,602
*MortgageIT Holdings                                                                                      52,100            606,965
+oPeoples Choice                                                                                          47,300            260,150
*Saxon Capital                                                                                            32,400            322,380
                                                                                                                            -------
                                                                                                                          4,151,041
                                                                                                                          ---------
Office/Industrial REITs - 1.18%
*Duke Realty                                                                                              22,300            782,730
                                                                                                                            -------
                                                                                                                            782,730
                                                                                                                            -------
Office REITs - 1.88%
*Brandywine Realty Trust                                                                                  12,563            368,975
*Reckson Associates Realty                                                                                21,400            875,260
                                                                                                                            -------
                                                                                                                          1,244,235
                                                                                                                          ---------
Shopping Center REITs - 0.22%
*Ramco-Gershenson Properties                                                                               5,000            145,300
                                                                                                                            -------
                                                                                                                            145,300
                                                                                                                            -------
Telecommunications - 4.23%
AT&T                                                                                                      25,700            709,063
Deutsche Telekom                                                                                          13,000            205,443
*Telefonos de Mexico ADR                                                                                  19,000            425,410
Telstra                                                                                                  141,300            401,944
Verizon Communications                                                                                    20,900            704,330
Vodafone Group                                                                                           186,490            358,062
                                                                                                                            -------
                                                                                                                          2,804,252
                                                                                                                          ---------
Utilities - 1.04%
+Mirant                                                                                                    2,284             56,186
Progress Energy                                                                                           14,300            634,634
                                                                                                                            -------

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
                                                                                                                            690,820
                                                                                                                            -------
Total Common Stock (cost $44,345,231)                                                                                    51,267,365
                                                                                                                         ==========

Convertible Preferred Stock - 3.83%
Banking, Finance & Insurance - 1.35%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49                                     3,400            170,850
Chubb 7.00% exercise price $71.40, expiration date 8/16/06                                                 4,100            139,318
oCitigroup Funding 5.18% exercise price $29.50, expiration date 9/27/08                                    7,000            223,930
*E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08                                      3,500            116,813
*Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07                            9,250            246,281
                                                                                                                            -------
                                                                                                                            897,192
                                                                                                                            -------
Basic Materials - 0.31%
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08                                              4,600            206,425
                                                                                                                            -------
                                                                                                                            206,425
                                                                                                                            -------
Cable, Media & Publishing - 0.21%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49                                140            137,725
                                                                                                                            -------
                                                                                                                            137,725
                                                                                                                            -------
Consumer Products - 0.26%
Newell Financial Trust I 5.25% exercise price $50.69, expiration date 12/1/27                              4,030            171,275
                                                                                                                            -------
                                                                                                                            171,275
                                                                                                                            -------
Energy - 0.49%
Chesapeake 4.50% exercise price $44.17, expiration date 12/31/49                                           2,200            200,475
El Paso Energy Capital Trust 4.75% exercise price $41.59, expiration date 3/31/28                          3,250            121,875
                                                                                                                            -------
                                                                                                                            322,350
                                                                                                                            -------
Environmental Services - 0.32%
Allied Waste Industries 6.25% exercise price $10.13, expiration date 4/1/06                                4,000            214,520
                                                                                                                            -------
                                                                                                                            214,520
                                                                                                                            -------
Food, Beverage & Tobacco - 0.31%
Constellation Brands 5.75% exercise price $17.08, expiration date 9/1/06                                   5,200            203,320
                                                                                                                            -------
                                                                                                                            203,320
                                                                                                                            -------
Utilities - 0.58%
Entergy 7.625% exercise price $87.64, expiration date 2/17/09                                              3,500            182,000
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09                                              875            204,094
                                                                                                                            -------
                                                                                                                            386,094
                                                                                                                            -------
Total Convertible Preferred Stock (cost $2,455,886)                                                                       2,538,901
                                                                                                                          =========

Preferred Stock - 3.25%
Leisure, Lodging & Entertainment - 0.62%
Red Lion Hotels 9.50%                                                                                     15,700            408,828
                                                                                                                            -------
                                                                                                                            408,828
                                                                                                                            -------
Real Estate - 2.63%
Equity Inns Series B 8.75%                                                                                10,000            264,500
LaSalle Hotel Properties 10.25%                                                                           23,500            615,699
*Ramco-Gershenson Properties 9.50%                                                                        11,500            303,083
SL Green Realty 7.625%                                                                                    22,000            564,439
                                                                                                                            -------
                                                                                                                          1,747,721
                                                                                                                          ---------
Total Preferred Stock (cost $2,067,500)                                                                                   2,156,549
                                                                                                                          =========

Warrant - 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                130                  0
                                                                                                                                  -
Total Warrant (cost $11,059)                                                                                                      0
                                                                                                                                  =

                                                                                                        Principal
                                                                                                        Amount|_|
Agency Obligations - 0.23%
Fannie Mae 6.375% 8/15/07                                                           AUD                  203,000            152,138
                                                                                                                            -------
Total Agency Obligations (cost $155,146)                                                                                    152,138
                                                                                                                            =======

Commercial Mortgage-Backed Securities - 0.13%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43  USD                   85,000             83,960
                                                                                                                             ------
Total Commercial Mortgage-Backed Securities (cost $86,272)                                                                   83,960
                                                                                                                             ======

Convertible Bonds - 5.52%
Aerospace & Defense - 0.46%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26                                      90,000             95,063
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25                                        90,000             96,863
#L-3 Communications 144A 3.00% 8/1/35 exercise price 102.31, expiration date 8/1/35                      110,000            113,437
                                                                                                                            -------
                                                                                                                            305,363
                                                                                                                            -------
Cable, Media & Publishing - 0.29%
#Charter Communications 144A 5.875% 11/16/09 exercise price $2.42,
   expiration date11/16/09                                                                                40,000             28,850
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25                   160,000
                                                                                                                            162,000
                                                                                                                            -------
                                                                                                                            190,850
                                                                                                                            -------
Capital Goods - Manufacturing - 0.17%
#Tyco International Group 144A 2.75% 1/15/18 exercise price $22.78, expiration date 1/15//18             100,000            113,750
                                                                                                                            -------
                                                                                                                            113,750
                                                                                                                            -------

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
Computers & Technology - 0.51%
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26                       120,000            118,050
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35                               105,000             93,319
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25                                125,000            126,875
                                                                                                                            -------
                                                                                                                            338,244
                                                                                                                            -------
Energy - 0.90%
Halliburton 3.125% 7/15/23 exercise price $37.65, expiration date 7/15/23                                100,000            186,375
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33                           150,000            198,750
Schlumberger 2.125% 6/1/23 exercise price $80.00, expiration date 6/1/23                                 140,000            213,499
                                                                                                                            -------
                                                                                                                            598,624
                                                                                                                            -------
Healthcare & Pharmaceuticals - 0.83%
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13                             45,000              54,731
Encysive Pharmaceuticals 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12                   245,000             223,256
#Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12                  125,000             148,125
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26                  120,000             122,700
                                                                                                                            -------
                                                                                                                            548,812
                                                                                                                            -------
Leisure, Lodging & Entertainment - 0.24%
#Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $14.97,
   expiration date 5/15/08                                                                               130,000            160,550
                                                                                                                            -------
                                                                                                                            160,550
                                                                                                                            -------
Real Estate - 0.47%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10                          300,000            313,500
                                                                                                                            -------
                                                                                                                            313,500
                                                                                                                            -------
Retail - 0.68%
*<129>(TM)Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24            140,000            105,700
oLowe's 0.861% 10/19/21 exercise price $50.03, expiration date 10/19/21                                   95,000            112,694
#Saks 144A 2.00% 3/15/24 exercise price $18.69, expiration date 3/15/24                                  125,000            137,031
#United Auto Group 144A 3.50% 4/1/26 exercise price $47.39, expiration date 4/1/26                        90,000             98,325
                                                                                                                             ------
                                                                                                                            453,750
                                                                                                                            -------
Technology - 0.41%
#Mercury Interactive 144A 4.75% 7/1/07 exercise price $111.25, expiration date 7/1/07                   275,000             269,156
                                                                                                                            -------
                                                                                                                            269,156
                                                                                                                            -------
Telecommunications - 0.13%
Qwest Communications International 3.50% 11/15/25 exercise price $5.90,
   expiration date 11/15/25                                                                               70,000             88,288
                                                                                                                             ------
                                                                                                                             88,288
                                                                                                                             ------
Transportation - 0.07%
#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23                      50,000             43,688
                                                                                                                             ------
                                                                                                                             43,688
                                                                                                                             ------
Utilities - 0.36%
#CenterPoint Energy 144A 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                    200,000            235,500
                                                                                                                            235,500
                                                                                                                            -------
Total Convertible Bonds (cost $3,471,717)                                                                                 3,660,075
                                                                                                                          =========

Corporate Bonds - 20.32%
Banking - 0.21%
Deustche Bank 8.00% 9/29/06                                                         ISK                2,900,000             44,105
Western Financial Bank 9.625% 5/15/12                                               USD                   85,000             95,838
                                                                                                                             ------
                                                                                                                            139,943
                                                                                                                            -------
Basic Industry - 2.56%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                          5,000              5,069
  *7.875% 8/1/09                                                                                          25,000             24,563
*AK Steel 7.875% 2/15/09                                                                                  85,000             83,088
BCP Caylux 9.625% 6/15/14                                                                                  1,000              1,124
Bowater 9.50% 10/15/12                                                                                   140,000            146,299
Donohue Forest Products 7.625% 5/15/07                                                                    65,000             65,975
Georgia-Pacific
   8.875% 5/15/31                                                                                         70,000             73,850
   9.50% 12/1/11                                                                                          75,000             82,313
Gold Kist 10.25% 3/15/14                                                                                  60,000             66,600
Huntsman International 10.125% 7/1/09                                                                     25,000             25,750
#Ineos Group Holdings 144A 8.50% 2/15/16                                                                 125,000            123,125
Lyondell Chemical 10.50% 6/1/13                                                                           10,000             11,225
*#Nell AF Sarl 144A 8.375% 8/15/15                                                                        75,000             75,750
*NewPage 10.00% 5/1/12                                                                                    90,000             94,500
Norske Skog 8.625% 6/15/11                                                                               100,000             99,500
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 100,000             80,500
Potlatch 13.00% 12/1/09                                                                                   95,000            112,296
*Rhodia
   8.875% 6/1/11                                                                                          82,000             85,485
   10.25% 6/1/10                                                                                          18,000             20,340
Smurfit Capital Funding 7.50% 11/20/25                                                                   150,000            138,749
*++Solutia 6.72% 10/15/37                                                                                155,000            115,475
Tembec Industries 8.625% 6/30/09                                                                         200,000            112,000
Witco 6.875% 2/1/26                                                                                       60,000             58,200
                                                                                                                             ------
                                                                                                                          1,701,776
                                                                                                                          ---------

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
Brokerage - 0.55%
E Trade Financial 8.00% 6/15/11                                                                          160,000            169,200
LaBranche & Company
   9.50% 5/15/09                                                                                          90,000             96,750
   11.00% 5/15/12                                                                                         90,000            100,575
                                                                                                                            -------
                                                                                                                            366,525
                                                                                                                            -------
Capital Goods - 1.19%
*Armor Holdings 8.25% 8/15/13                                                                            125,000            134,063
#Case New Holland 144A 7.125% 3/1/14                                                                      20,000             20,150
*Graham Packaging 9.875% 10/15/14                                                                        110,000            112,200
Interface 10.375% 2/1/10                                                                                 100,000            109,750
Interline Brands 11.50% 5/15/11                                                                          120,000            133,800
Intertape Polymer 8.50% 8/1/14                                                                           115,000            113,850
<129>(TM)Mueller Holdings 14.75% 4/15/14                                                                  60,000             48,900
*#Panolam Industrial 144A 10.75% 10/1/13                                                                  45,000             43,425
Trimas 9.875% 6/15/12                                                                                     80,000             70,800
                                                                                                                             ------
                                                                                                                            786,938
                                                                                                                            -------
Consumer Cyclical - 1.41%
*Accuride 8.50% 2/1/15                                                                                    65,000             65,000
Brickman Group 11.75% 12/15/09                                                                           125,000            138,124
Carrols 9.00% 1/15/13                                                                                     30,000             30,525
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                        100,000             89,637
  *8.00% 11/1/31                                                                                          55,000             50,357
Landry's Restaurant 7.50% 12/15/14                                                                        80,000             77,800
*Metaldyne 10.00% 11/1/13                                                                                120,000            110,400
*#Neiman Marcus 144A 9.00% 10/15/15                                                                       80,000             84,900
*O'Charleys 9.00% 11/1/13                                                                                 50,000             51,625
*#Uno Restaurant 144A 10.00% 2/15/11                                                                      80,000             67,600
++Venture Holdings 12.00% 6/1/09                                                                          95,000                179
*Visteon
   7.00% 3/10/14                                                                                          20,000             14,950
   8.25% 8/1/10                                                                                           60,000             48,000
Warnaco 8.875% 6/15/13                                                                                   100,000            107,500
                                                                                                                            -------
                                                                                                                            936,597
                                                                                                                            -------
Consumer Non-Cyclical - 1.57%
Biovail 7.875% 4/1/10                                                                                     35,000             36,225
*Constellation Brands 8.125% 1/15/12                                                                     165,000            173,662
*Cott Beverages 8.00% 12/15/11                                                                           110,000            113,575
#Doane Pet Care 144A 10.625% 11/15/15                                                                     50,000             53,125
#Le-Natures 144A 10.00% 6/15/13                                                                          105,000            110,775
National Beef Packing 10.50% 8/1/11                                                                      100,000            102,250
Pilgrim's Pride 9.625% 9/15/11                                                                            90,000             95,738
Playtex Products 9.375% 6/1/11                                                                           100,000            105,250
Swift & Co. 12.50% 1/1/10                                                                                 30,000             29,850
True Temper Sports 8.375% 9/15/11                                                                        105,000             95,025
#Warner Chilcott 144A 9.00% 2/1/15                                                                       130,000            128,375
                                                                                                                            -------
                                                                                                                          1,043,850
                                                                                                                          ---------
Energy - 1.00%
Bluewater Finance 10.25% 2/15/12                                                                          55,000             59,538
Compton Petroleum Finance 7.625% 12/1/13                                                                  40,000             41,100
#Copano Energy 144A 8.125% 3/1/16                                                                         25,000             26,125
El Paso Natural Gas 7.625% 8/1/10                                                                         45,000             47,578
El Paso Production Holding 7.75% 6/1/13                                                                  100,000            105,999
#Hilcorp Energy I 144A
  *7.75% 11/1/15                                                                                          30,000             30,525
   10.50% 9/1/10                                                                                          22,000             24,530
Inergy Finance 6.875% 12/15/14                                                                            50,000             47,875
#Inergy Finance 144A 8.25% 3/1/16                                                                         20,000             20,500
oSecunda International 12.60% 9/1/12                                                                      55,000             59,125
Tennessee Gas Pipeline 8.375% 6/15/32                                                                     70,000             84,673
#VeraSun Energy 144A 9.875% 12/15/12                                                                      60,000             64,200
Whiting Petroleum 7.25% 5/1/13                                                                            50,000             50,875
                                                                                                                             ------
                                                                                                                            662,643
                                                                                                                            -------
Finance & Investments - 0.60%
FINOVA Group 7.50% 11/15/09                                                                              173,250             57,173
SLM 6.50% 6/15/10                                                                   NZD                  520,000            341,525
                                                                                                                            -------
                                                                                                                            398,698
                                                                                                                            -------
Media - 2.63%
oAdelphia Communications 8.125% 7/15/06                                             USD                  110,000             71,500
*#CCH I Notes 144A 11.00% 10/1/15                                                                        142,000            120,168
*Cenveo 9.625% 3/15/12                                                                                    65,000             70,200
*Charter Communications Holdings
   11.125% 1/15/11                                                                                       105,000             56,700
 <129>(TM)13.50% 1/15/11                                                                                 155,000             93,775
#Charter Communications Operating 144A 8.375% 4/30/14                                                    100,000            101,250
o#Cleveland Unlimited 144A 12.73% 12/15/10                                                                40,000             41,200

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
CSC Holdings
   8.125% 8/15/09                                                                                         25,000             25,906
 *10.50% 5/15/16                                                                                         125,000            133,125
Dex Media East 12.125% 11/15/12                                                                           55,000             63,731
Insight Midwest 10.50% 11/1/10                                                                           185,000            195,868
*Lodgenet Entertainment 9.50% 6/15/13                                                                    140,000            151,900
*Mediacom Capital 9.50% 1/15/13                                                                          135,000            135,675
*#RH Donnelley 144A 8.875% 1/15/16                                                                        55,000             57,681
*Sheridan Group 10.25% 8/15/11                                                                            40,000             41,650
Sirius Satellite Radio 9.625% 8/1/13                                                                     115,000            113,275
Vertis 10.875% 6/15/09                                                                                    50,000             49,375
Warner Music Group 7.375% 4/15/14                                                                        120,000            120,900
*XM Satellite Radio 12.00% 6/15/10                                                                        91,000            102,148
                                                                                                                            -------
                                                                                                                          1,746,027
                                                                                                                          ---------
Real Estate - 0.47%
American Real Estate Partners 8.125% 6/1/12                                                              100,000            104,400
BF Saul REIT 7.50% 3/1/14                                                                                110,000            113,300
Tanger Properties 9.125% 2/15/08                                                                          90,000             95,491
                                                                                                                             ------
                                                                                                                            313,191
                                                                                                                            -------
Services Cyclical - 2.68%
Adesa 7.625% 6/15/12                                                                                     105,000            107,100
*#CCM Merger 144A 8.00% 8/1/13                                                                            85,000             85,000
Corrections Corporation of America 7.50% 5/1/11                                                          100,000            103,875
Foster Wheeler 10.359% 9/15/11                                                                            19,000             21,090
FTI Consulting 7.625% 6/15/13                                                                             90,000             94,725
*#Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                      100,000            104,000
Gaylord Entertainment 8.00% 11/15/13                                                                      65,000             68,331
<129>(TM)H-Lines Finance Holdings 11.00% 4/1/13                                                          138,000            115,230
#Hertz 144A
   8.875% 1/1/14                                                                                          40,000             42,000
   10.50% 1/1/16                                                                                          15,000             16,238
Horizon Lines 9.00% 11/1/12                                                                               44,000             46,750
Kansas City Southern Railway 9.50% 10/1/08                                                               175,000            189,874
#Knowledge Learning 144A 7.75% 2/1/15                                                                     65,000             62,400
Mandalay Resort Group 10.25% 8/1/07                                                                       25,000             26,656
OMI 7.625% 12/1/13                                                                                       130,000            133,900
Penn National Gaming 8.875% 3/15/10                                                                      205,000            214,097
Royal Caribbean Cruises 7.25% 3/15/18                                                                     25,000             27,070
Seabulk International 9.50% 8/15/13                                                                       50,000             55,563
*Stena 9.625% 12/1/12                                                                                     85,000             93,075
<129>(TM)Town Sports International 11.00% 2/1/14                                                          65,000             47,125
Wheeling Island Gaming 10.125% 12/15/09                                                                  120,000            126,150
                                                                                                                            -------
                                                                                                                          1,780,249
                                                                                                                          ---------
Services Non-cyclical - 1.58%
#Accellent 144A 10.50% 12/1/13                                                                            60,000             63,300
Aleris International 9.00% 11/15/14                                                                      110,000            116,600
Allied Waste North America 9.25% 9/1/12                                                                  130,000            141,700
Casella Waste Systems 9.75% 2/1/13                                                                       150,000            160,875
#CRC Health 144A 10.75% 2/1/16                                                                            75,000             77,813
Geo Subordinate 11.00% 5/15/12                                                                            95,000             93,100
*HealthSouth
   8.375% 10/1/11                                                                                         15,000             16,950
   10.75% 10/1/08                                                                                        130,000            134,875
US Oncology 10.75% 8/15/14                                                                               131,000            145,410
<129>(TM)Vanguard Health 11.25% 10/1/15                                                                  130,000             96,850
                                                                                                                             ------
                                                                                                                          1,047,473
                                                                                                                          ---------
Technology & Electronics - 0.34%
*Magnachip Semiconductor 8.00% 12/15/14                                                                  115,000            111,550
*#Sunguard Data Systems 144A 10.25% 8/15/15                                                              105,000            110,644
                                                                                                                            -------
                                                                                                                            222,194
                                                                                                                            -------
Telecommunications - 2.10%
American Cellular 10.00% 8/1/11                                                                           60,000             65,550
*American Tower 7.125% 10/15/12                                                                           80,000             84,200
*#Centennial Communications 144A 10.00% 1/1/13                                                            45,000             47,025
Cincinnati Bell 8.375% 1/15/14                                                                           120,000            121,800
<129>(TM)Inmarsat Finance 10.375% 11/15/12                                                               180,000            152,550
iPCS 11.50% 5/1/12                                                                                       115,000            132,538
oIWO Holdings 8.35% 1/15/12                                                                               15,000             15,694
Qwest
  o7.741% 6/15/13                                                                                         65,000             71,338
   7.875% 9/1/11                                                                                          35,000             37,625
Rural Cellular 9.875% 2/1/10                                                                              75,000             80,625
o#Rural Cellular 144A 10.43% 11/1/12                                                                      50,000             51,750
*#Telcordia Technologies 144A 10.00% 3/15/13                                                             165,000            152,625
*Triton Communications 9.375% 2/1/11                                                                     315,000            221,287
oUS LEC 12.716% 10/1/09                                                                                   45,000             49,106
#Wind Acquisition Finance 144A 10.75% 12/1/15                                                            100,000            107,500
                                                                                                                            -------

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
                                                                                                                          1,391,213
                                                                                                                          ---------
Utilities - 1.43%
Avista 9.75% 6/1/08                                                                                       50,000             54,222
++#Calpine 144A 9.90% 7/15/07                                                                             68,425             64,063
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    155,000            175,150
Elwood Energy 8.159% 7/5/26                                                                              104,031            112,311
Midwest Generation
   8.30% 7/2/09                                                                                          100,000            103,528
   8.75% 5/1/34                                                                                           90,000             98,775
Mirant Americas Generation 8.30% 5/1/11                                                                  125,000            131,406
NRG Energy 7.25% 2/1/14                                                                                  125,000            128,438
Orion Power Holdings 12.00% 5/1/10                                                                        70,000             80,500
=++#USGen New England 144A 7.459% 1/2/15                                                                  50,000                360
                                                                                                                                ---
                                                                                                                            948,753
                                                                                                                            -------
Total Corporate Bonds (cost $13,672,363)                                                                                 13,486,070
                                                                                                                         ==========

Foreign Agencies - 2.23%
Austria - 0.86%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY               64,000,000            571,267
                                                                                                                            -------
                                                                                                                            571,267
                                                                                                                            -------
Germany - 1.37%
KFW 6.50% 11/15/11                                                                  NZD                  114,000             75,546
KFW International Finance 1.75% 3/23/10                                             JPY               50,000,000            445,446
Rentenbank 1.375% 4/25/13                                                           JPY               45,000,000            386,869
                                                                                                                            -------
                                                                                                                            907,861
                                                                                                                            -------
Total Foreign Agencies (cost $1,572,363)                                                                                  1,479,128
                                                                                                                          =========

Regional Agency - 0.53%
Australia - 0.53%
Queensland Treasury
   6.00% 8/14/13                                                                    AUD                  147,000            112,951
   6.00% 10/14/15                                                                   AUD                  306,000            236,774
                                                                                                                            -------
Total Regional Agency (cost $354,440)                                                                                       349,725
                                                                                                                            =======

Regional Authority - 1.63%
Canada - 1.63%
Ontario Province
   1.875% 1/25/10                                                                   JPY               69,000,000            617,722
   4.50% 3/8/15                                                                     CAD                  183,000            162,148
Quebec Province 6.75% 11/9/15                                                       NZD                  225,000            150,193
Saskatchewan Province 5.00% 3/5/37                                                  CAD                  166,000            155,017
                                                                                                                            -------
Total Regional Authority (cost $1,111,961)                                                                                1,085,080
                                                                                                                          =========

Sovereign Agencies - 0.75%
Canada - 0.48%
Canada Housing Trust No. 1 3.75% 3/15/10                                            CAD                  370,000            320,709
                                                                                                                            -------
                                                                                                                            320,709
                                                                                                                            -------
Japan - 0.27%
Development Bank of Japan 1.70% 9/20/22                                             JPY               21,000,000            176,334
                                                                                                                            -------
                                                                                                                            176,334
                                                                                                                            -------
Total Sovereign Agencies (cost $496,993)                                                                                    497,043
                                                                                                                            =======

Sovereign Debt - 14.04%
Austria - 1.70%
Republic of Austria
   5.25% 1/4/11                                                                     EUR                  351,000            454,848
   9.00% 9/15/06                                                                    ISK               44,300,000            676,466
                                                                                                                            -------
                                                                                                                          1,131,314
                                                                                                                          ---------
France - 1.76%
France Government O.A.T. 3.50% 4/25/15                                              EUR                  250,000            298,198
French Treasury Note 2.75% 3/12/08                                                  EUR                  735,000            871,543
                                                                                                                            -------
                                                                                                                          1,169,741
                                                                                                                          ---------
Germany - 4.01%
Deutschland Republic
   3.50% 1/4/16                                                                     EUR                  245,000            292,744
   4.00% 1/4/37                                                                     EUR                  226,000            283,878
   4.75% 7/4/08                                                                     EUR                  724,000            895,316
   6.25% 1/4/24                                                                     EUR                  378,000            601,415
   6.50% 7/4/27                                                                     EUR                  349,000            584,657
                                                                                                                            -------
                                                                                                                          2,658,010
                                                                                                                          ---------
Netherlands - 1.32%
Netherlands Government 5.75% 2/15/07                                                EUR                  713,000            872,894
                                                                                                                            -------
                                                                                                                            872,894
                                                                                                                            -------
Norway - 1.37%
Norwegian Government
   5.00% 5/15/15                                                                    NOK                2,811,000            459,167
   6.00% 5/16/11                                                                    NOK                2,698,000            447,799
                                                                                                                            -------

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
                                                                                                                            906,966
                                                                                                                            -------
Poland - 0.46%
Poland Government 6.00% 11/24/10                                                    PLN                  905,000            304,392
                                                                                                                            -------
                                                                                                                            304,392
                                                                                                                            -------
Portugal - 0.21%
Portuguese Government 3.20% 4/15/11                                                 EUR                  120,000            141,932
                                                                                                                            -------
                                                                                                                            141,932
                                                                                                                            -------
Sweden - 1.34%
Sweden Government
   3.50% 12/1/15                                                                    SEK                  920,000            149,067
   5.00% 12/1/20                                                                    SEK                2,035,000            303,951
   5.25% 3/15/11                                                                    SEK                3,160,000            437,966
                                                                                                                            -------
                                                                                                                            890,984
                                                                                                                            -------
United Kingdom - 1.87%
U.K. Treasury
   4.75% 6/7/10                                                                     GBP                  168,000            299,780
   4.75% 9/7/15                                                                     GBP                  160,500            293,756
   9.00% 7/12/11                                                                    GBP                  301,000            646,362
                                                                                                                            -------
                                                                                                                          1,239,898
                                                                                                                          ---------
Total Sovereign Debt (cost $9,634,362)                                                                                    9,316,131
                                                                                                                          =========

Supranational Banks - 2.43%
Asia Development Bank 0.50% 10/9/12                                                 AUD                  255,000            136,565
European Investment Bank
   1.40% 6/20/17                                                                    JPY               36,700,000            307,984
   4.00% 10/15/37                                                                   EUR                  362,000            440,446
   4.375% 7/8/15                                                                    GBP                  168,000            293,129
*Inter-American Development Bank 1.90% 7/8/09                                       JPY               49,000,000            438,274
                                                                                                                            -------
Total Supranational Banks (cost $1,665,493)                                                                               1,616,398
                                                                                                                          =========

Repurchase Agreements - 2.34%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $930,416,
collateralized by $970,700 U.S. Treasury Bills
due 8/24/06, market value $949,169)                                                 USD                  930,300            930,300

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $207,926
collateralized by $212,900 U.S. Treasury Notes
4.50% due 2/15/09, market value $212,116)                                                                207,900            207,900

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $415,852,
collateralized by $418,900 U.S. Treasury Notes
4.625% due 5/15/06, market value $424,508)                                                               415,800            415,800
                                                                                                                            -------
Total Repurchase Agreements (cost $1,554,000)                                                                             1,554,000
                                                                                                                          =========

Total Market Value of Securities Before Securities Lending Collateral - 134.48%
   (cost $82,654,786)                                                                                                    89,242,563
                                                                                                                         ==========

Securities Lending Collateral** - 16.64%
Short-Term Investments
Fixed Rate Demand Notes - 2.07%
Citigroup Global Markets 4.60% 3/1/06                                                                  1,229,716          1,229,716
Washington Mutual 4.54% 3/28/06                                                                          141,707            141,704
                                                                                                                            -------
                                                                                                                          1,371,420
                                                                                                                          ---------
oVariable Rate Demand Notes - 14.57%
American Honda Finance 4.57% 2/21/07                                                                     318,871            318,835
ANZ National 4.55% 4/2/07                                                                                 70,860             70,852
Australia New Zealand 4.55% 4/2/07                                                                       354,276            354,261
Bank of America 4.57% 2/23/07                                                                            460,606            460,540
Bank of New York 4.54% 4/2/07                                                                            283,398            283,409
Bank of the West 4.55% 3/2/06                                                                            354,261            354,261
Bayerische Landesbank 4.59% 8/25/06                                                                      354,198            354,261
Bear Stearns 4.63% 8/31/06                                                                               425,114            425,114
Beta Finance 4.58% 4/18/06                                                                               354,258            354,253
Canadian Imperial Bank 4.55% 4/2/07                                                                      177,095            177,131
CDC Financial Products 4.66% 3/31/06                                                                     460,540            460,540
Citigroup Global Markets 4.63% 3/7/06                                                                    460,540            460,540
Commonwealth Bank Australia 4.54% 4/2/07                                                                 354,291            354,261
Credit Suisse First Boston 4.55% 4/18/06                                                                 382,608            382,602
Goldman Sachs 4.70% 2/28/07                                                                              460,540            460,540
Manufacturers & Traders 4.57% 9/26/06                                                                    354,282            354,211
Marshall & Ilsley Bank 4.55% 4/2/07                                                                      389,713            389,688
Merrill Lynch Mortgage Capital 4.66% 3/7/06                                                              318,835            318,835
Morgan Stanley 4.74% 2/28/07                                                                             439,284            439,284
National Australia Bank 4.54% 3/7/07                                                                     411,112            410,943
National City Bank 4.53% 3/2/07                                                                          428,800            428,882

                                                                                                        Number of          Market
                                                                                                         Shares        Value (U.S.$)
Nordea Bank Norge 4.55% 4/2/07                                                                           354,251            354,261
Procter & Gamble 4.46% 4/2/07                                                                            354,264            354,261
Royal Bank of Scotland 4.54% 4/2/07                                                                      354,254            354,261
Sigma Finance 4.58% 3/16/06                                                                              106,282            106,282
Societe Generale 4.54% 4/2/07                                                                            177,117            177,131
Toyota Motor Credit 4.55% 6/23/06                                                                        354,257            354,272
Wells Fargo 4.56% 4/2/07                                                                                 354,199            354,261
                                                                                                                            -------
                                                                                                                          9,667,972
                                                                                                                          ---------
Total Securities Lending Collateral (cost $11,039,392)                                                                   11,039,392
                                                                                                                         ==========

Total Market Value of Securities - 151.12%
   (cost $93,694,178)                                                                                                  100,281,955^
Obligation to Return Securities Lending Collateral - (16.64%)**                                                        (11,039,392)
Borrowing Under Line of Credit - (34.66%)                                                                              (23,000,000)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.18%                                                         117,855
                                                                                                                            =======
Net Assets Applicable to 5,463,746 Shares Outstanding - 100.00%                                                     $    66,360,418
                                                                                                                    ===============

iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
NOK - Norwegian Kroner
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Kroner
USD - U.S. Dollar

*Fully or partially on loan.
**See Note 5 in "Notes."
^Includes $10,720,730 of securities loaned.
oVariable rate security. The interest rate shown is the rate as of February 28, 2006. +Non-income producing security for the period ended February 28, 2006. ++Non-income producing security. Security is currently in default.
<129>(TM)Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized. =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At February 28, 2006, two securities were fair valued which represented 0.63% of the Fund's net assets.
@Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $3,816, which represented 0.01% of the Fund's net assets.
See Note 6 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2006, the aggregate amount of Rule 144A securities equals $4,481,126, which represented 6.75% of the Fund's net assets. See Note 6 in "Notes."
oRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At February 28, 2006, the aggregate amount of the restricted security equals $920,568 or 1.39% of the Fund's net assets. See Note 6 in "Notes."

Summary of Abbreviations:
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

The following foreign currency exchange contracts and forward foreign cross-currency exchange contracts were outstanding at February 28, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                           Unrealized
                                                                                                          Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date           (Depreciation)
-----------------------------                  ---------------                 ---------------           -------------
     (737,700) CAD                          JPY    (76,432,395)                      3/3/06                 $  11,531
     (818,000) EUR                          JPY   (114,908,550)                      3/3/06                    17,635
     (570,000) NZD                          USD       (392,149)                      3/3/06                    14,841
       251,573 EUR                          PLN        967,061                      3/23/06                    (4,463)
       295,291 EUR                          GBP        202,000                      3/23/06                    (1,771)
       370,497 EUR                          GBP        255,000                      3/23/06                    (4,948)
       382,746 EUR                          NOK      3,079,000                       3/3/06                        98
       383,029 EUR                          SEK      3,539,000                       3/3/06                     9,354
  (82,887,000) JPY                          USD       (691,626)                     3/23/06                   (26,226)
    22,260,672 JPY                          NZD        286,000                       3/3/06                     3,037
    55,283,438 JPY                          NOK      3,201,218                      3/23/06                     4,772
     (602,872) EUR                          JPY    (82,887,000)                     3/23/06                    (1,866)
     3,201,218 NOK                          SEK      3,700,000                      3/23/06                     5,884
                                                                                                                -----
                                                                                                            $  27,878
                                                                                                           ==========

(1)See Note 4 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward cross-currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of Investments                       $93,865,114
                                          ===========
                                          -----------
Aggregate unrealized appreciation           9,032,898
Aggregate unrealized depreciation          (2,616,057)
                                           ----------
Net unrealized appreciation                $6,416,841
                                           ----------

3. Line of Credit
The Fund has entered into a Line of Credit Agreement with JP Morgan Chase for $25,000,000 that expires on January 18, 2007. At February 28, 2006, the par value of loans outstanding was $23,000,000 at a variable interest rate of 4.975%. During the period ended February 28, 2006, the average daily balance of loans outstanding was $23,000,000 at a weighted average interest rate of approximately 4.82%. The maximum amount of loans outstanding at any time during the period was $23,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund's portfolio.

4. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts and forward foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross-currency exchange contracts do not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross-currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 105% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2006, the market value of securities on loan was $10,720,730, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been denoted on the Schedule of Investments.

The Fund invests in the real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.


Item 2.  Controls and Procedures.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.



         JUDE T. DRISCOLL
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         JUDE T. DRISCOLL
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 27, 2006



         MICHAEL P. BISHOF
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 27, 2006